Employee separation charges	12 Months Ended
Dec. 31, 2010
Employee separation charges
Employee separation charges

25.  Employee separation charges

In 2008, we recognized employee separation charges of $30 million in Other operating (income) expenses in Statement 1 related to various voluntary and involuntary separation programs.  These programs, impacting 3,085 employees worldwide, were in response to a sharp decline in sales volume due to the global recession.

In 2009, continued cost reduction efforts worldwide resulted in additional separation charges of $481 million, recognized in Other operating (income) expenses in Statement 1.  These efforts related to the following separation programs:

U.S. Voluntary Separation Program - During December 2008, we announced a voluntary separation program for certain support and management employees based in the United States.  Eligible employees had until January 12, 2009 to sign up for the program, and generally until January 31, 2009 to make a final decision.  Participating employees received severance pay based on current salary level and years of service.  During 2009, 2,182 employees accepted the program, all of which were separated from Caterpillar by the end of 2009.

Other U.S. Separation Programs — During 2009, we initiated plans to reduce U.S. based positions through a variety of programs.  These programs represent both voluntary and involuntary separation plans.  During 2009, 6,611 employees accepted or were subject to these programs.

Non-U.S. Separation Programs - During 2009, we initiated several other separation programs outside the U.S.  These programs, designed specific to the laws and regulations of the individual countries, represent voluntary and involuntary plans.  During 2009, 7,075 employees accepted or were subject to the various programs.

In 2010, we recognized employee separation charges of $33 million in Other operating (income) expenses in Statement 1 primarily related to involuntary separations due to the streamlining of our corporate structure as announced in the second quarter.  In addition, see Note 2 for information regarding stock-based compensation cost associated with the modification of equity awards for employees affected by the separations.

Our accounting for separations is dependent upon how the particular program is designed.  For voluntary programs, eligible separation costs are recognized at the time of employee acceptance.  For involuntary programs, eligible costs are recognized when management has approved the program, the affected employees have been properly identified and the costs are estimable.

The following table summarizes the 2008, 2009 and 2010 separation activity by geographic region:

	Machinery and Power Systems
(Millions of dollars)	North America	Latin America	EAME	Asia Pacific	Financial Products(1)	Total
Increase in liability (separation charges)	$4	$9	$17	$—	$—	$30
Reduction in liability (payments and other adjustments)	—	(7)	(12)	—	—	(19)
Liability balance at December 31, 2008	$4	$2	$5	$—	$—	$11

Increase in liability (separation charges)	$323	$15	$102	$31	$10	$481
Reduction in liability (payments and other adjustments)	(313)	(17)	(78)	(25)	(10)	(443)
Liability balance at December 31, 2009	$14	$—	$29	$6	$—	$49

Increase in liability (separation charges)	$17	$—	$8	$7	$1	$33
Reduction in liability (payments and other adjustments)	(26)	—	(23)	(11)	—	(60)
Liability balance at December 31, 2010	$5	$—	$14	$2	$1	$22

(1) Includes $8 million for North America and $2 million for EAME in 2009 and $1 million for EAME in 2010.

The remaining liability balances as of December 31, 2010 represent costs for employees that have either not yet separated from the Company or their full severance has not yet been paid.  The majority of these remaining costs are expected to be paid in 2011.

The number of employees affected by the separations in 2010 was not significant.  The following table summarizes the number of employees that accepted or were subject to the 2008 and 2009 programs:

	2009	2008
Impacted employees at beginning of period	1,505	—
Impacted employees during the period	15,868	3,085
Employee separations during the period	(16,970)	(1,580)
Impacted employees remaining at the end of period	403	1,505

In addition to the 2009 separation charges noted above, we reported $225 million of costs associated with certain pension and other postretirement benefit plans, which were also recognized in Other operating (income) expenses in Statement 1.  See Note 12 for additional information.

The majority of the separation charges, made up primarily of cash severance payments, pension and other postretirement benefit costs, and stock-based compensation costs noted above were not assigned to operating segments.  They are included in the reconciliation of total profit from reportable segments to total profit before taxes.  See Note 22 for additional details surrounding this reconciliation.